Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Amounts Due to Related Parties

As of March 31, 2026 and 2025, the balances of amounts due to related parties were as follows:

	As of March 31,
	2026	2025
	USD	USD
Due to directors
Mr. Tse Shing Fung (a)	-	987,809
Mr. Tse Tsz Tun (b)	-	987,808
Total(1)	-	1,975,617

Other payable
Mr. Tsoi Chi Hei (c)	153,846	-
Total(1)	153,846	-

(1)	The balances represented advances from the directors and chief financial officer. The amount was unsecured, interest-free and repayable on demand.

Schedule of Related Party Transactions

Related party transactions

	For the year ended March 31,
	2026	2025	2024
	USD	USD	USD
Office rental to related parties
Parents of Mr. Tse Shing Fung (a) and Mr. Tse Tsz Tun (b)	12,308	12,308	12,308
Total	12,308	12,308	12,308

Repayment to related parties
Mr. Tse Shing Fung (a)	(987,809)	(571,393)	(961,282)
Mr. Tse Tsz Tun (b)	(987,808)	(571,393)	(961,282)
Total	(1,975,617)	(1,142,786)	(1,922,564)